Commitments and Contingencies - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Chief Executive Officer
Commitment And Contingencies [Line Items]
Contingent Severance cost						$ 575,000
Severance cost, description			These agreements provide severance in the aggregate amount of $575,000 for termination without cause as defined in the agreements.
Office Space and Research Facilities Lease
Commitment And Contingencies [Line Items]
Operating leases, rent expense	$ 185,654	$ 180,108	$ 554,804	$ 497,030	$ 672,526	$ 584,269
Lease agreement description			The new San Diego facility lease agreement included a tenant improvement allowance which provided for the landlord to pay for tenant improvements on behalf of the Company up to $515,000. Based on the terms of this landlord incentive and involvement of the Company in the construction process, the leasehold improvements purchased under the landlord incentive were determined to be property of the Company.
Lease expiration date			Jun. 30, 2020
Office Space and Research Facilities Lease | Maximum
Commitment And Contingencies [Line Items]
Payments for tenant improvements allowance	$ 515,000		$ 515,000